Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Estimated useful lives of property, plant and equipment

● Buildings and leasehold improvements:	5-10	Years;
● laboratory equipment:	5	years;
● other:	3-5	years.